Options and Warrants (Details) - Schedule of Additional Information Relating to the Options Outstanding - Options Outstanding [Member] - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Exercise Prices 1.93 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Number Outstanding	214,500
Weighted Average Life(Years)	2 years 8 months 26 days
Weighted Average Exercise Price for Shares Outstanding	1 year 11 months 4 days	2 years 8 months 26 days
Number Exercisable	214,500
Weighted Average Exercise Price for Shares Exercisable	1.93	214,500
Intrinsic Value (in Dollars)	$ 328,185
Exercise Prices 2.12 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Number Outstanding	140,000
Weighted Average Life(Years)	2 years 8 months 26 days
Weighted Average Exercise Price for Shares Outstanding	2 years 1 month 13 days	2 years 8 months 26 days
Number Exercisable	140,000
Weighted Average Exercise Price for Shares Exercisable	2.12	140,000
Intrinsic Value (in Dollars)	$ 187,600
Exercise Prices 2.37 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Number Outstanding	195,000
Weighted Average Life(Years)	2 years 4 months 13 days
Weighted Average Exercise Price for Shares Outstanding	2 years 4 months 13 days	2 years 7 months 17 days
Number Exercisable	195,000
Weighted Average Exercise Price for Shares Exercisable	2.37	20,000
Intrinsic Value (in Dollars)	$ 212,550
Exercise Prices 2.61 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Number Outstanding	195,000
Weighted Average Life(Years)	2 years 7 months 9 days
Weighted Average Exercise Price for Shares Outstanding	2 years 7 months 9 days	3 years 8 months 1 day
Number Exercisable	195,000
Weighted Average Exercise Price for Shares Exercisable	2.61	35,000
Intrinsic Value (in Dollars)	$ 165,750
Exercise Prices 2.65 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Number Outstanding	20,000
Weighted Average Life(Years)	2 years 7 months 17 days
Weighted Average Exercise Price for Shares Outstanding	2 years 7 months 24 days	1 year 10 months 6 days
Number Exercisable	20,000
Weighted Average Exercise Price for Shares Exercisable	2.65	57,500
Intrinsic Value (in Dollars)	$ 16,200
Exercise Prices 3.59 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Number Outstanding	35,000
Weighted Average Life(Years)	3 years 8 months 1 day
Weighted Average Exercise Price for Shares Outstanding	3 years 7 months 2 days	2 years 3 days
Number Exercisable	35,000
Weighted Average Exercise Price for Shares Exercisable	3.59	30,000
Intrinsic Value (in Dollars)
Exercise Prices 3.75 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Number Outstanding	57,500
Weighted Average Life(Years)	1 year 10 months 6 days
Weighted Average Exercise Price for Shares Outstanding	3 years 9 months	1 year 6 months
Number Exercisable	57,500
Weighted Average Exercise Price for Shares Exercisable	3.75	78,750
Intrinsic Value (in Dollars)
Exercise Prices 3.98 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Number Outstanding	30,000
Weighted Average Life(Years)	2 years 3 days
Weighted Average Exercise Price for Shares Outstanding	3 years 11 months 23 days	1 year 10 months 6 days
Number Exercisable	30,000
Weighted Average Exercise Price for Shares Exercisable	3.98	50,000
Intrinsic Value (in Dollars)
Exercise Prices 4.09 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Number Outstanding	78,750
Weighted Average Life(Years)	1 year 6 months
Weighted Average Exercise Price for Shares Outstanding	4 years 1 month 2 days	11 months 19 days
Number Exercisable	78,750
Weighted Average Exercise Price for Shares Exercisable	4.09	144,083
Intrinsic Value (in Dollars)
Exercise Prices 4.12 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Number Outstanding	50,000
Weighted Average Life(Years)	1 year 10 months 6 days
Weighted Average Exercise Price for Shares Outstanding	4 years 1 month 13 days	1 year 6 months
Number Exercisable	50,000
Weighted Average Exercise Price for Shares Exercisable	4.12	58,334
Intrinsic Value (in Dollars)
Exercise Prices 4.16 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Number Outstanding	144,083
Weighted Average Life(Years)	11 months 19 days
Weighted Average Exercise Price for Shares Outstanding	4 years 1 month 28 days	11 months 19 days
Number Exercisable	144,083
Weighted Average Exercise Price for Shares Exercisable	4.16	46,668
Intrinsic Value (in Dollars)
Exercise Prices 4.50 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Number Outstanding	58,334
Weighted Average Life(Years)	1 year 6 months
Weighted Average Exercise Price for Shares Outstanding	4 years 6 months
Number Exercisable	58,334
Weighted Average Exercise Price for Shares Exercisable	4.5
Intrinsic Value (in Dollars)
Exercise Prices 4.58 [Member]
Schedule of Summarizes Additional Information Relating to the Options Outstanding [Line Items]
Number Outstanding	46,668
Weighted Average Life(Years)	11 months 19 days
Weighted Average Exercise Price for Shares Outstanding	4 years 6 months 29 days
Number Exercisable	46,668
Weighted Average Exercise Price for Shares Exercisable	4.58
Intrinsic Value (in Dollars)